Fair Value Measurements (Details 3) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Cash and cash equivalents	$ 15,817,000	$ 7,664,000	$ 17,846,000	$ 24,584,000	$ 38,203,000
Cash and cash equivalents at fair value	15,817,000	7,664,000
Finance receivables	31,575,000	29,286,000		6,500,000
Finance receivables at fair value	31,615,000	29,324,000
Marketable investments	3,119,000	3,119,000
Marketable investments at fair value	3,119,000	3,119,000
Other assets	701,000	204,000
Other Assets at fair value	701,000	204,000
Financial Liabilities
Gross liability at fair value	316,000	292,000
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Cash and cash equivalents at fair value	15,817,000	7,664,000
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Marketable investments at fair value	3,119,000	3,119,000
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Finance receivables at fair value	31,615,000	29,324,000
Other Assets at fair value	701,000	204,000
Financial Liabilities
Gross liability at fair value	$ 316,000	$ 292,000